Other Receivables, Net	6 Months Ended
Jun. 30, 2026
Other Receivables, Net [Abstract]
Other Receivables, net

(5) Other Receivables, net

Other receivables, net consist of the following:

	As of December, 2025	As of June 30, 2026
	RMB	RMB
Advances to staff (i)	2,270	3,267
Rental deposits	5,439	4,539
Loan receivable to third parties (ii)	804,834	921,633
Consideration receivable from disposal of long-term investments (iii)	816,653	775,413
Receivables consideration from share issuance (iv)	234,688	—
Receivables from disposed subsidiaries (v)	—	8,002
Other	2,165	5,119
Less: Allowance for expected credit losses - other receivables	(1,577,710)	(1,574,741)
Other receivables, net	288,339	143,232

The following table summarizes the movement of the Group’s allowance for expected credit losses of other receivable:

	For the six months ended,
	June 30, 2025	June 30, 2026
	RMB	RMB
Balance at the beginning of the period	47,142	1,577,710
Current period allowance for (reversal of) expected credit losses	486,272	(2,969)
Balance at the end of the period	533,414	1,574,741

(i)	Amount represented advances to staffs or entrepreneurial agents of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.

(ii)	Amount mainly represented 1) term-loan (matures in June 2025 with extension) to Sichuan Tianyi Real Estate Development Co., Ltd. (“Sichuan Tianyi”) of RMB25,000 and RMB25,000 as of December 31, 2025 and June 30, 2026, respectively, and corresponding interest receivable of RMB2,016 and RMB2,016 as of December 31, 2025 and June 30, 2026, respectively. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with the interest rate of 6% per annum; 2) term-loan (matured in 2025) to a third party company principally engaged in provision of education service of RMB670,300 and RMB670,300 as of December 31, 2025 and June 30, 2026, respectively, with the interest rate of 5% per annum, and corresponding interest receivable of RMB33,515 and RMB33,515 as of December 31, 2025 and June 30, 2026, respectively; 3) term-loan (matures in 2026) to a third party company of RMB12,000 as of December 31, 2025, with the interest rate of 3% per annum; 4) term-loan (matured in March 2026) to third parties of RMB40,000 as of December 31, 2025, with the interest rate of 5% per annum and 5) term loans to three third parties of RMB108,500, RMB8,000 and RMB4,000, respectively, all of which are repayable within one year. Based on the Group’s evaluation of the collectibility of all term loan receivables, a provision amounting to RMB 801,094 was accrued as at June 30, 2026.

(iii)	Amount as of June 30, 2026 primarily represented:1) the outstanding receivable of RMB47,630 from the divestiture of subsidiaries, of which RMB38,240 was settled in April 2026; and 2) the outstanding receivable of RMB766,023 from third-party investment firms as the Group transferred 53,466,331 Class A ordinary shares of BGM to third-party investment firms in May 2025. The share transfer consideration was expected to be settled in two equal installments within two years. Following the assessment on the recoverability of outstanding receivables, the Group recorded a provision of RMB769,153 as of June 30, 2026.

(iv)	Amount mainly represented subscription consideration receivable in connection with the share issuance completed in 2025, which was fully settled in April 2026.

(v)	Amount mainly represented receivables from disposed subsidiaries, of which RMB5,000 was settled in July 2026.